UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Infrastructure Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.7%

	COMMON STOCKS – 91.9%

	Air Freight & Logistics – 0.7%

26,727	BPost SA, (2)	$750,113

5,490	Oesterreichische Post AG, (2)	270,436

2,535,411	Singapore Post Limited, (2)	3,620,645
	Total Air Freight & Logistics	4,641,194

	Commercial Services & Supplies – 2.4%

3,920,399	China Everbright International Limited, (2)	6,484,102

129,362	Covanta Holding Corporation	2,901,590

1,001,870	K-Green Trust, (2)	799,079

52,433	Progressive Waste Solutions Limited	1,540,482

90,438	Republic Services, Inc.	3,668,165

804,744	Shanks Group PLC, (2)	1,255,423
	Total Commercial Services & Supplies	16,648,841

	Construction & Engineering – 2.5%

350,537	Ferrovial SA, (2)	7,453,141

549,337	Promotora y Operadora de Infraestructura SAB de CV (Pinfra), (3)	5,366,061

80,527	Vinci S.A., (2)	4,600,805
	Total Construction & Engineering	17,420,007

	Diversified Financial Services – 0.4%

26,414,701	Metro Pacific Investments Corporation, (2)	2,849,493

	Diversified Telecommunication Services – 0.1%

713,805	APT Satellite Holdings Limited, (2)	809,113

	Electric Utilities – 15.7%

187,361	Alupar Investimento SA	1,113,053

907,210	AusNet Services, (2)	1,006,850

1,527	Brookfield Infrastructure Partners LP	69,540

239,375	Cheung Kong Infrastructure Holdings Limited, (2)	2,060,569

248,442	Duke Energy Corporation	19,075,377

53,072	Edison International	3,315,408

10,021	Electricite de France S.A, (2)	240,286

15,840	Elia System Operator SA NV, (2)	667,114

148,643	Emera Incorporated	4,835,255

3,535	Endesa SA, (2), (3)	68,243

192,059	Enersis SA, ADR	3,122,879

126,779	Exelon Corporation	4,261,042

Nuveen Investments	1

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

196,846	Fortis Incorporated	$5,996,067

75,691	Hafslund ASA, Class B Shares	540,267

352,595	Iberdrola SA, (2)	2,273,728

1,222,970	Infratil Limited	2,907,449

72,216	ITC Holdings Corporation	2,703,045

239,492	NextEra Energy Inc.	24,919,143

23,040	OGE Energy Corp.	728,294

26,899	Pinnacle West Capital Corporation	1,714,811

109,862	Portland General Electric Company	4,074,782

42,040	Power Assets Holdings Limited, (2)	427,244

2,232,216	Power Grid Corporation of India Limited, (2)	5,197,286

193,418	PPL Corporation	6,510,450

71,250	Red Electrica Corporacion SA, (2)	5,793,573

1,229	Scottish and Southern Energy PLC, (2)	27,275

1,823,580	Spark Infrastructure Group, (2)	2,744,478

390,121	Terna-Rete Elettrica Nazionale SpA, (2)	1,717,875

40,207	Unitil Corp.	1,397,997
	Total Electric Utilities	109,509,380

	Gas Utilities – 3.6%

241,658	Enagas, (2)	6,910,176

404,935	Infraestructura Energitca Nova SAB de CV	2,211,632

4,537	Laclede Group Inc.	232,385

53,702	One Gas Inc.	2,321,537

545,676	Petronas Gas Berhad, (2)	3,389,156

232,623	Questar Corporation	5,550,385

18,623	Rubis, (2)	1,182,321

284,459	Snam Rete Gas S.p.A, (2)	1,380,802

100,431	Tokyo Gas Company Limited, (2)	631,382

1,577,771	Towngas China Company Limited, (2)	1,443,407
	Total Gas Utilities	25,253,183

	Independent Power & Renewable Electricity Producers – 1.9%

29,363	Brookfield Renewable Energy Partners LP	926,696

115,720	CPFL Energias Renovaveis SA, (3)	469,544

47,854	Endesa SA Chile, ADR	2,155,823

78,138	NextEra Energy Partners LP	3,424,007

118,173	Pattern Energy Group Inc.	3,346,659

131,334	Saeta Yield SA, (3)	1,475,717

124,833	TransAlta Renewables Inc.	1,236,946
	Total Independent Power & Renewable Electricity Producers	13,035,392

2	Nuveen Investments

Shares	Description (1)	Value

	Industrial Conglomerates – 0.6%

555,608	Beijing Enterprises Holdings, (2)	$4,379,384

	Media – 1.2%

105,803	Eutelsat Communications, (2)	3,509,615

138,521	SES SA, (2)	4,910,596
	Total Media	8,420,211

	Multi-Utilities – 11.9%

160,036	Alliant Energy Corporation	10,082,268

24,874	Canadian Utilities Limited, Class A	781,050

879,763	Centrica PLC, (2)	3,290,582

143,737	CMS Energy Corporation	5,017,859

142,177	Dominion Resources, Inc.	10,076,084

1,157,795	Duet Group, (2)	2,245,057

431,952	GDF Suez, (2)	8,528,037

1,751,675	Hera SpA, (2)	4,111,205

244,983	National Grid PLC, Sponsored ADR	15,828,352

30,830	NiSource Inc.	1,361,453

84,818	Northwestern Corporation	4,562,360

19,675	PG&E Corporation	1,044,152

362,867	Redes Energeticas Nacionais SA, (2)	1,065,874

58,655	Sempra Energy	6,394,568

140,532	Suez Environnement Company, (2)	2,419,471

121,802	Wisconsin Energy Corporation	6,029,199
	Total Multi-Utilities	82,837,571

	Oil, Gas & Consumable Fuels – 15.0%

34,923	AltaGas Limited	1,165,249

126,508	Columbia Pipeline Partners LP, (3)	3,503,007

427,440	Enbridge Inc.	20,730,840

78,674	Enterprise Products Partnership LP	2,590,735

49,277	Gibson Energy Incorporated	1,010,790

393,244	Kinder Morgan, Inc.	16,539,843

39,462	Koninklijke Vopak NV, (2)	2,177,785

77,862	ONEOK, Inc.	3,756,063

20,846	Pembina Pipeline Corporation	658,685

40,659	Phillips 66 Partners LP	2,873,372

23,040	SemGroup Corporation, A	1,874,074

3,258,686	Sinopec Kantons Holdings Limited, (2)	2,347,771

231,701	Spectra Energy Corporation	8,380,625

22,447	Targa Resources Corporation	2,150,198

338,069	TransCanada Corporation	14,442,308

Nuveen Investments	3

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

93,119	Veresen Inc.	$1,226,343

369,361	Williams Companies, Inc.	18,685,973
	Total Oil, Gas & Consumable Fuels	104,113,661

	Road & Rail – 1.8%

69,190	Asciano Limited, (2)	332,733

237,984	Aurizon Holdings Limited, (2)	875,951

623,819	ComfortDelGro Corporation, (2)	1,314,147

37,027	East Japan Railway Company, (2)	2,967,121

252,705	MTR Corporation, (2)	1,198,685

55,399	Union Pacific Corporation	6,000,266
	Total Road & Rail	12,688,903

	Transportation Infrastructure – 29.2%

508,791	Abertis Infraestructuras S.A, (2)	9,196,173

23,942	Aena S.A, (3)	2,407,288

97,117	Aeroports de Paris, (2)	11,607,833

1,176,817	Atlantia SpA, (2)	30,903,622

2,370,378	Auckland International Airport Limited, (2)	7,961,863

2,683,715	China Merchants Holdings International Company Limited, (2)	10,586,244

5,916,017	Cosco Pacific Limited, (2)	7,718,841

29,528	Flughafen Wien AG	2,570,162

9,871	Flughafen Zuerich AG, (2)	7,766,446

15,068	Fraport AG, (2)	900,040

1,257,163	Groupe Eurotunnel SA, (2)	18,022,734

38,566	Grupo Aeroportuario Centro Norte, SA, ADR	1,500,217

41,781	Grupo Aeroportuario del Sureste SA de CV, ADR	5,616,202

5,971,922	Hutchison Port Holdings Trust, (2)	4,145,440

4,337,651	International Container Terminal Services, Incorporated, (2)	10,469,970

59,236	Japan Airport Terminal Company, (2)	3,582,359

3,890,191	Jasa Marga Persero Tbk PT, (2)	2,139,953

711,366	Kamigumi Company Limited, (2)	6,715,409

1,158,085	Macquarie Atlas Roads Group, (2)	2,855,806

41,719	Macquarie Infrastructure Company LLC	3,433,057

346,994	Port of Tauranga Limited, (2)	4,392,533

673,807	Singapore Airport Terminal Services Limited, (2)	1,512,399

132,900	Societa Iniziative Autostradali e Servizi SpA, (2)	1,546,836

2,029,000	Sydney Airport, (2)	7,984,471

3,743,540	Transurban Group, (2)	27,106,493

4,052,920	Westports Holdings BHD	4,399,281

172,521	Westshore Terminals Investment Corporation	4,253,942

4	Nuveen Investments

Shares	Description (1)	Value

	Transportation Infrastructure (continued)

266,142	Wilson Sons Limited	$2,351,586
	Total Transportation Infrastructure	203,647,200

	Water Utilities – 2.8%

1,787,695	Aguas Andinas SA. Class A, (2)	1,053,404

150,681	American Water Works Company	8,168,417

4,672,747	Beijing Enterprises Water Group, (2)	3,189,525

1,690,937	China Everbright Water LTD, (2), (3)	1,161,016

63,270	Connecticut Water Service, Inc.	2,298,599

59,305	Severn Trent PLC, (2)	1,807,766

29,692	SJW Corporation	917,780

74,849	United Utilities PLC, (2)	1,034,957
	Total Water Utilities	19,631,464

	Wireless Telecommunication Services – 2.1%

544,177	Bharti Infratel Limited, (2)	3,345,735

80,018	SBA Communications Corporation, (3)	9,370,108

2,686,081	Tower Bersama Infrastructure Tbk PT, (2)	1,946,107
	Total Wireless Telecommunication Services	14,661,950
	Total Common Stocks (cost $566,871,686)	640,546,947

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 5.5%

	Health Care – 0.7%

83,019	Medical Properties Trust Inc.	$1,223,700

1,940,328	Parkway Life Real Estate Investment Trust	3,336,739
	Total Health Care	4,560,439

	Office – 0.7%

78,811	Digital Realty Trust Inc.	5,198,374

	Specialized – 4.1%

231,847	American Tower Corporation	21,828,395

96,162	Corrections Corporation of America	3,871,482

26,510	Crown Castle International Corporation	2,188,135

9,144	Geo Group Inc.	399,959
	Total Specialized	28,287,971
	Total Real Estate Investment Trust Common Stocks (cost $34,515,321)	38,046,784

Shares	Description (1), (4)	Value

	INVESTMENT COMPANIES – 0.3%

4,685,389	Cityspring Infrastructure Trust	$1,841,322
	Total Investment Companies (cost $1,642,765)	1,841,322
	Total Long-Term Investments (cost $603,029,772)	680,435,053

Nuveen Investments	5

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.9%

	Repurchase Agreements – 1.9%

$13,413	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $13,412,534, collateralized by $13,480,000 U.S. Treasury Notes, 1.625%, due 12/31/19, value $13,682,200	0.000%	4/01/15	$13,412,534
	Total Short-Term Investments (cost $13,412,534)			13,412,534
	Total Investments (cost $616,442,306) – 99.6%			693,847,587
	Other Assets Less Liabilities – 0.4%			2,972,532
	Net Assets – 100%			$696,820,119

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$338,164,843	$302,382,104	$—	$640,546,947
Real Estate Investment Trust Common Stocks	38,046,784	—	—	38,046,784
Investment Companies	1,841,322	—	—	1,841,322
Short-Term Investments:
Repurchase Agreements	—	13,412,534	—	13,412,534
Total	$378,052,949	$315,794,638	$—	$693,847,587

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments was $623,768,603.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$91,683,768
Depreciation	(21,604,784)
Net unrealized appreciation (depreciation) of investments	$70,078,984

6	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt

Nuveen Investments	7

Nuveen Real Asset Income Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.9%

	COMMON STOCKS – 22.1%

	Air Freight & Logistics – 0.3%

53,850	BPost SA, (2)	$1,511,340

9,665	Oesterreichische Post AG, (2)	476,096
	Total Air Freight & Logistics	1,987,436

	Commercial Services & Supplies – 0.6%

104,825	Covanta Holding Corporation	2,351,225

2,546,114	K-Green Trust, (2)	2,030,748
	Total Commercial Services & Supplies	4,381,973

	Diversified Telecommunication Services – 0.2%

1,022,447	HKBN Limited, (3)	1,272,676

	Electric Utilities – 3.8%

132,921	Alupar Investimento SA	789,642

882,861	AusNet Services, (2)	979,827

320,156	EDP – Energias de Portugal, S.A., (2)	1,199,030

7,856	Electricite de France S.A, (2)	188,373

84,193	Endesa S.A, (2), (3)	1,625,333

4,784	Hafslund ASA, Class B Shares	34,147

4,801,575	HK Electric Investments Limited, (2)	3,309,396

1,116,965	Infratil Limited	2,655,436

30,200	PPL Corporation	1,016,532

126,075	Scottish and Southern Energy PLC, (2)	2,797,974

66,869	Southern Company	2,960,959

1,370,039	Spark Infrastructure Group, (2)	2,061,901

1,312,705	Terna-Rete Elettrica Nazionale SpA, (2)	5,780,421

347,206	Transmissora Alianca de Energia Eletrica SA	2,305,242
	Total Electric Utilities	27,704,213

	Gas Utilities – 1.2%

54,675	AmeriGas Partners, LP	2,610,185

156,940	Enagas, (2)	4,487,677

245,831	Snam Rete Gas S.p.A, (2)	1,193,297
	Total Gas Utilities	8,291,159

	Independent Power & Renewable Electricity Producers – 2.9%

62,404	Brookfield Renewable Energy Partners LP	1,969,470

267,641	Pattern Energy Group Inc.	7,579,593

349,709	Saeta Yield S.A, (3)	3,929,458

8	Nuveen Investments

Shares	Description (1)	Value

	Independent Power & Renewable Electricity Producers (continued)

743,847	TransAlta Renewables Inc.	$7,370,637
	Total Independent Power & Renewable Electricity Producers	20,849,158

	Multi-Utilities – 4.6%

663,674	Centrica PLC, (2)	2,482,344

2,411,809	Duet Group, (2)	4,676,691

335,926	GDF Suez, (2)	6,632,194

191,467	National Grid PLC, Sponsored ADR	12,370,683

950,071	Redes Energeticas Nacionais SA, (2)	2,790,709

58,019	TECO Energy, Inc.	1,125,569

1,473,073	Vector Limited, (2)	3,389,785
	Total Multi-Utilities	33,467,975

	Oil, Gas & Consumable Fuels – 2.0%

30,570	Arc Logisitics Partners LP	589,390

236,638	BlueKnight Energy Partners LP	1,841,044

9,405	Crestwood Midstream Partners LP	136,467

9,952	DCP Midstream Partners LP	367,726

19,085	JP Energy Partners LP	212,607

112,241	Kinder Morgan, Inc.	4,720,854

7,074	TC Pipelines LP	460,871

54,734	USD Partners LP	765,181

194,737	Veresen Inc.	2,564,615

57,673	Williams Partners LP	2,838,665
	Total Oil, Gas & Consumable Fuels	14,497,420

	Real Estate Management & Development – 0.7%

450,629	Killam Properties Inc.	3,931,507

2,393,763	Langham Hospitality Investments Limited, (2)	1,127,787

22,326	Road King Infrastructure Limited, (2)	20,436
	Total Real Estate Management & Development	5,079,730

	Transportation Infrastructure – 5.7%

71,532	Grupo Aeroportuario Centro Norte, SA, ADR	2,782,595

10,110,757	Hopewell Highway Infrastructure Limited, (2)	4,812,441

5,417,725	Hutchison Port Holdings Trust, (2)	3,760,741

927,438	Jiangsu Expressway Company Limited, (2)	1,254,942

760	Kobenhavns Lufthavne, (2)	366,752

103,050	Macquarie Infrastructure Company LLC	8,479,985

1,437,044	Sydney Airport, (2)	5,655,020

1,954,077	Transurban Group, (2)	14,149,221
	Total Transportation Infrastructure	41,261,697

Nuveen Investments	9

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Water Utilities – 0.1%

378,631	Inversiones Aguas Metropolitanas SA	$609,387

753	Severn Trent PLC, (2)	22,953
	Total Water Utilities	632,340
	Total Common Stocks (cost $160,688,686)	159,425,777

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 28.1%

	Diversified – 5.0%

199,159	American Realty Capital Properties Inc,	$1,961,716

438,156	Armada Hoffler Properties Inc.	4,670,743

61,362	Artis Real Estate Investment Trust	725,753

95,317	Cominar Real Estate Investment Trust	1,444,186

81,594	GPT Group, (2)	283,405

187,805	Investors Real Estate Trust	1,408,538

536,395	Lexington Corporate Properties Trust	5,272,763

130,178	Liberty Property Trust	4,647,355

407,565	Spirit Realty Capital Inc.	4,923,385

205,014	STORE Capital Corporation	4,787,077

1,004,127	Suntec Real Estate Investment Trust, (2)	1,356,126

64,183	WP Carey Inc.	4,364,444
	Total Diversified	35,845,491

	Health Care – 5.6%

68,425	LTC Properties Inc.	3,147,550

498,767	Medical Properties Trust Inc.	7,351,826

33,736	National Health Investors Inc.	2,395,593

118,639	Omega Healthcare Investors Inc.	4,813,184

1,099,802	Parkway Life Real Estate Investment Trust	1,891,305

650,388	Physicians Realty Trust	11,453,333

32,134	Sabra Health Care Real Estate Investment Trust Inc.	1,065,242

289,961	Senior Housing Properties Trust	6,434,235

35,166	Universal Health Realty Income Trust	1,978,088
	Total Health care	40,530,356

	Hotels – 0.6%

36,214	Pebblebrook Hotel Trust	953,877

119,365	Sunstone Hotel Investors Inc.	3,115,427
	Total Hotels	4,069,304

	Industrial – 2.7%

538,583	Ascendas Real Estate Investment Trust, (2)	1,015,892

561,268	Mapletree Logistics Trust, (2)	509,238

10	Nuveen Investments

Shares	Description (1)	Value

	Industrial (continued)

145,346	Monmouth Real Estate Investment Corporation	$1,614,794

973,285	Pure Industrial Real Estate Trust	3,880,691

381,541	STAG Industrial Inc.	8,973,844

543,622	TF Administradora Industrial S de RL de CV	1,101,250

220,855	WPT Industrial Real Estate Investment Trust	2,650,260
	Total Industrial	19,745,969

	Mortgage – 5.0%

628,240	Apollo Commercial Real Estate Finance, Inc.	10,793,163

178,196	Ares Commercial Real Estate Corporation	1,969,066

125,349	Blackstone Mortgage Trust Inc, Class A	3,556,151

306,122	Colony Financial Inc.	7,934,682

318,665	Northstar Realty Finance Corporation	5,774,210

265,918	Starwood Property Trust Inc.	6,461,807
	Total Mortgage	36,489,079

	Office – 1.7%

63,193	Digital Realty Trust Inc.	4,168,210

255,057	Easterly Government Properties, Inc., (3)	4,093,665

313,244	Franklin Street Properties Corporation	4,015,788
	Total Office	12,277,663

	Residential – 0.7%

536,828	Independence Realty Trust	5,094,498

	Retail – 4.0%

143,014	Agree Realty Corporation	4,715,172

447,154	CapitaMall Trust, (2)	715,857

202,604	CBL & Associates Properties Inc.	4,011,559

496,301	Excel Trust Inc.	6,958,140

571,745	Inland Real Estate Corporation	6,111,954

60,475	Kite Realty Group Trust	1,566,907

7,898	Penn Real Estate Investment Trust	203,689

735,633	Retrocom Real Estate Investment Trust	2,294,225

378,314	Scentre Group, (2)	1,074,727

49,646	Urstadt Biddle Properties Inc.	1,144,837
	Total Retail	28,797,067

	Specialized – 2.8%

140,888	Corrections Corporation of America	5,672,151

99,277	Entertainment Properties Trust	5,959,596

170,133	Geo Group Inc.	7,441,617

Nuveen Investments	11

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)			Value

	Specialized (continued)

1,918,544	Keppel DC REIT, (3)			$1,439,939
	Total Specialized			20,513,303
	Total Real Estate Investment Trust Common Stocks (cost $191,877,866)			203,362,730

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 4.1%

	Electric Utilities – 1.6%

220,719	Exelon Corporation	6.500%	BBB–	$10,737,979

11,666	NextEra Energy Inc.	5.799%	N/R	650,380
	Total Electric Utilities			11,388,359

	Independent Power & Renewable Electricity Producers – 0.5%

31,935	Dynegy Inc.	5.375%	N/R	3,485,705

	Real Estate Investment Trust – 2.0%

64,616	Alexandria Real Estate Equities Inc., (2)	7.000%	N/R	1,906,172

19,177	American Homes 4 Rent	5.000%	N/R	493,808

104,239	American Tower Corporation	5.500%	N/R	10,343,636

4,243	Equity Commonwealth	6.500%	Ba1	104,632

8,898	Lexington Corporate Properties Trust, Series B	6.500%	N/R	437,782

22,858	Ramco-Gershenson Properties Trust	7.250%	N/R	1,524,400
	Total Real Estate Investment Trust			14,810,430
	Total Convertible Preferred Securities (cost $29,619,144)			29,684,494

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 19.7%

	Electric Utilities – 3.0%

20,390	APT Pipelines Limited, (2)	7.198%	N/R	$1,643,078

158,899	Entergy Arkansas Inc., (2)	6.450%	BB+	3,992,337

71,036	Integrys Energy Group Inc.	6.000%	Baa1	1,996,822

44,026	NextEra Energy Inc.	5.700%	BBB	1,122,223

55,554	NextEra Energy Inc.	5.625%	BBB	1,403,294

106,012	NextEra Energy Inc.	5.000%	BBB	2,583,512

49,224	Pacific Gas & Electric Corporation	6.000%	BBB+	1,443,248

227,104	PPL Capital Funding, Inc.	5.900%	BB+	5,800,234

81,814	SCE Trust I	5.625%	Baa1	2,078,076
	Total Electric Utilities			22,062,824

	Multi-Utilities – 1.6%

244,669	Dominion Resources Inc.	6.375%	Baa3	11,841,978

12	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (4)	Value

	Oil, Gas & Consumable Fuels – 0.2%

42,409	Nustar Logistics Limited Partnership	7.625%	Ba2	$1,106,449

	Real Estate Investment Trust – 14.9%

17,003	American Homes 4 Rent	5.000%	N/R	440,378

473	American Realty Capital Properties Inc.	6.700%	N/R	11,163

77,704	Apartment Investment & Management Company	6.875%	BB	2,079,359

58,429	Apollo Commercial Real Estate Finance	8.625%	N/R	1,547,200

74,100	Arbor Realty Trust Incorporated	7.375%	N/R	1,860,651

66,550	Campus Crest Communities	8.000%	N/R	1,685,712

368,677	Cedar Shopping Centers Inc., Series A	7.250%	N/R	9,449,192

9,535	Chesapeake Lodging Trust	7.750%	N/R	251,247

63,741	Colony Financial Inc.	8.500%	N/R	1,695,511

115,072	Colony Financial Inc.	7.500%	N/R	2,958,501

52,825	Coresite Realty Corporation	7.250%	N/R	1,373,450

23,043	Corporate Office Properties Trust	7.375%	BB	604,879

51,901	DDR Corporation	6.500%	Baa3	1,325,552

62,630	DDR Corporation	6.250%	Baa3	1,600,197

52,568	Digital Realty Trust Inc.	7.375%	Baa3	1,451,402

100	Digital Realty Trust Inc.	6.625%	Baa3	2,588

1,852	Digital Realty Trust Inc.	5.875%	Baa3	44,930

135,496	EPR Properties Inc.	9.000%	BB	4,605,509

1,027	EPR Properties Inc.	6.625%	Baa3	26,702

32,902	Equity Commonwealth	7.250%	Ba1	857,755

5,462	Equity Commonwealth	5.750%	BBB–	132,071

5,986	Equity Lifestyle Properties Inc.	6.750%	N/R	157,432

9,369	Excel Trust Inc.	8.125%	BB	249,028

125,789	General Growth Properties	6.375%	N/R	3,207,620

75,498	Gramercy Property Trust Inc.	7.125%	N/R	1,993,147

22,586	Hersha Hospitality Trust	8.000%	N/R	588,365

109,922	Hersha Hospitality Trust	6.875%	N/R	2,777,729

38,567	Hudson Pacific Properties Inc.	8.375%	N/R	1,008,527

1,538	Inland Real Estate Corporation	8.125%	N/R	40,219

222,686	Inland Real Estate Corporation	6.950%	N/R	5,645,090

127,750	Investors Real Estate Trust	7.950%	N/R	3,347,050

6,430	Kilroy Realty Corporation	6.375%	Ba1	164,158

66,815	Kimco Realty Corporation	5.500%	Baa2	1,623,605

981	LaSalle Hotel Properties	7.500%	N/R	25,222

24,130	Monmouth Real Estate Investment Corp, Class A	7.875%	N/R	645,478

9,471	Northstar Realty Finance Corporation	8.875%	N/R	250,224

276,901	Northstar Realty Finance Corporation	8.750%	N/R	7,310,186

Nuveen Investments	13

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares		Description (1)	Coupon		Ratings (4)	Value

		Real Estate Investment Trust (continued)

262,160		Pebblebrook Hotel Trust	6.500%		N/R	$6,619,540

41,555		Penn Real Estate Investment Trust	8.250%		N/R	1,101,208

8,330		Post Properties, Inc., Series A	8.500%		Baa3	542,700

20,146		PS Business Parks, Inc.	6.000%		Baa2	503,449

58,516		PS Business Parks, Inc.	5.750%		Baa2	1,431,301

46,761		Rait Financial Trust	7.125%		N/R	1,145,645

27,011		Regency Centers Corporation	6.000%		Baa3	675,275

94,109		Retail Properties of America	7.000%		BB	2,468,479

37,906		Sabra Health Care Real Estate Investment Trust	7.125%		BB–	1,008,300

66,024		Saul Centers, Inc.	6.875%		N/R	1,737,091

93,198		SL Green Realty Corporation	6.500%		Ba1	2,446,448

37,668		STAG Industrial Inc.	6.625%		BB	963,547

38,340		Summit Hotel Properties Inc.	9.250%		N/R	1,054,350

107,703		Summit Hotel Properties Inc.	7.875%		N/R	2,875,670

197,900		Summit Hotel Properties Inc.	7.125%		N/R	5,111,757

173		Sun Communities Inc.	7.125%		N/R	4,474

91,936		Taubman Centers Incorporated, Series K	6.250%		N/R	2,314,029

10,999		Terreno Realty Corporation	7.750%		N/R	287,514

63,708		Urstadt Biddle Properties	7.125%		N/R	1,688,899

169,221		Urstadt Biddle Properties	6.750%		N/R	4,401,438

33,500		Vornado Realty Trust	5.400%		BBB–	814,385

84,780		Wells Fargo REIT	6.375%		BBB+	2,205,976

68,151		WP GLIMCHER, Inc.	7.500%		BB+	1,793,053

52,047		WP GLIMCHER, Inc.	6.875%		BB+	1,398,503
		Total Real Estate Investment Trust				107,630,060
		Total $25 Par (or similar) Retail Preferred (cost $140,040,899)				142,641,311

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 18.1%

		Commercial Services & Supplies – 1.4%

$2,490		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$2,602,050

2,700		Casella Waste Systems Inc.	7.750%	2/15/19	B–	2,700,000

1,860		Covanta Holding Corporation	5.875%	3/01/24	Ba3	1,925,100

2,105	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	1,637,398

1,435	EUR	Waste Italia SPA, 144A	10.500%	11/15/19	B2	1,407,973
		Total Commercial Services & Supplies				10,272,521

		Communications Equipment – 0.2%

1,395		Goodman Networks Inc.	12.125%	7/01/18	B	1,297,350

14	Nuveen Investments

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Construction & Engineering – 0.5%

$910		AECOM Technology Corporation, 144A	5.875%	10/15/24	BB–	$955,500

19,500	NOK	VV Holding AS, 144A	6.880%	7/10/19	N/R	2,354,078
		Total Construction & Engineering				3,309,578

		Consumer Finance – 0.2%

1,810		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	1,819,050

		Diversified Financial Services – 0.4%

3,095		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	2,870,613

		Diversified Telecommunication Services – 1.3%

1,799		CyrusOne LP Finance	6.375%	11/15/22	B+	1,911,438

2,740		IntelSat Jackson Holdings	6.625%	12/15/22	CCC+	2,644,100

2,605		Qualitytech LP/QTS Finance Corp., 144A	5.875%	8/01/22	B+	2,676,638

2,195		SBA Communications Corporation, 144A	4.875%	7/15/22	B	2,150,136
		Total Diversified Telecommunication Services				9,382,312

		Electric Utilities – 0.4%

3,390		Intergen NV, 144A	7.000%	6/30/23	B+	3,279,825

		Energy Equipment & Services – 0.5%

1,825		Compressco Partners LP / Compressco Finance Corporation, 144A	7.250%	8/15/22	B	1,587,750

2,275		Exterran Partners LP / EXLP Finance Corporation	6.000%	10/01/22	B1	2,070,250
		Total Energy Equipment & Services				3,658,000

		Gas Utilities – 1.3%

1,470		Ferrellgas LP	8.625%	6/15/20	B–	1,517,775

1,735		Ferrellgas LP	6.750%	1/15/22	B+	1,765,189

2,510		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	2,566,473

1,585		Suburban Propane Partners LP	7.375%	8/01/21	BB–	1,703,875

1,715		Suburban Propane Partners LP	5.500%	6/01/24	BB–	1,757,875
		Total Gas Utilities				9,311,187

		Health Care Equipment & Supplies – 0.4%

2,561		Tenet Healthcare Corporation	6.750%	2/01/20	B3	2,701,855

		Health Care Providers & Services – 2.1%

2,165		Acadia Healthcare, 144A	5.625%	2/15/23	B–	2,202,888

2,555		Community Health Systems, Inc.	6.875%	2/01/22	B+	2,730,656

2,820		IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	2,932,800

2,840		Kindred Healthcare Inc.	6.375%	4/15/22	B2	2,864,850

2,335		Select Medical Corporation	6.375%	6/01/21	B–	2,310,191

2,100		Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	2,115,750
		Total Health Care Providers & Services				15,157,135

Nuveen Investments	15

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Independent Power & Renewable Electricity Producers – 1.3%

$3,000		Dynegy Finance I Inc / Dynegy Finance II Inc., 144A	7.625%	11/01/24	B+	$3,142,500

3,205		GenOn Energy Inc.	9.500%	10/15/18	B	3,269,100

3,060		TerraForm Power Operating LLC, 144A	5.875%	2/01/23	BB–	3,174,750
		Total Independent Power & Renewable Electricity Producers				9,586,350

		IT Services – 0.4%

3,055		Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	CCC+	3,070,275

		Marine – 0.4%

3,240		Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	3,142,800

		Multi-Utilities – 0.8%

2,925		Dominion Resources Inc.	5.750%	10/01/54	BBB	3,124,775

1,500	GBP	RWE AG, Reg S	7.000%	12/31/49	BBB–	2,414,234
		Total Multi-Utilities				5,539,009

		Oil, Gas & Consumable Fuels – 4.5%

2,125		Blue Racer Midstream LLC / Blue Racer Finance Corporation, 144A	6.125%	11/15/22	B	2,183,438

3,325		Calumet Specialty Products	7.625%	1/15/22	B+	3,358,250

2,087		Crestwood Midstream Partners LP	6.125%	3/01/22	BB	2,102,653

2,750		DCP Midstream LLC, 144A	5.850%	5/21/43	BB	1,980,000

2,320		Gibson Energy, 144A	6.750%	7/15/21	BB	2,366,400

2,155		Global Partners LP/GLP Finance, 144A	6.250%	7/15/22	B+	2,122,675

2,797		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	2,685,120

1,350		Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	CCC+	1,002,375

2,765		PBF Holding Company LLC	8.250%	2/15/20	BB+	2,920,531

2,314		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	2,279,290

2,295		Sabine Pass Liquefaction LLC	6.250%	3/15/22	BB+	2,372,456

2,030		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	2,111,200

1,770		Tesoro Logistics LP Finance Corporation, 144A	6.250%	10/15/22	BB	1,831,950

3,125		Western Refining Inc.	6.250%	4/01/21	B+	3,109,375
		Total Oil, Gas & Consumable Fuels				32,425,713

		Real Estate Investment Trust – 0.3%

1,845		CTR Partnership LP/CareTrust Capital Corporation	5.875%	6/01/21	B+	1,881,900

5		Geo Group Inc.	5.875%	1/15/22	BB–	5,275
		Total Real Estate Investment Trust				1,887,175

		Real Estate Management & Development – 0.6%

1,445		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,481,125

3,005		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	3,012,511
		Total Real Estate Management & Development				4,493,636

		Road & Rail – 0.5%

3,320		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	3,320,000

16	Nuveen Investments

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Software – 0.4%

$2,620		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	BB–	$2,738,686

		Transportation Infrastructure – 0.2%

1,500		Aeropuerto Internacional de Tocumen SA	5.750%	10/09/23	BBB	1,545,150
		Total Corporate Bonds (cost $133,374,415)				130,808,220

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 4.2%

		Commercial Services & Supplies – 0.3%

$2,160		Royal Capital BV, Reg S	8.375%	N/A (6)	N/R	$2,289,168

		Construction & Engineering – 0.9%

6,048		PHBS Limited	6.625%	N/A (6)	N/R	6,153,840

		Electric Utilities – 2.2%

4,375		AES Gener SA, 144A	8.375%	12/18/73	Ba2	4,791,063

975		Electricite de France, 144A	5.625%	N/A (6)	A3	1,038,375

1,058		Electricite de France, 144A	5.250%	N/A (6)	A3	1,104,023

5,030		Enel SpA, 144A	8.750%	9/24/73	BBB–	6,053,474

1,570		FPL Group Capital Inc.	6.350%	10/01/66	BBB	1,544,613

875	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	1,437,170
		Total Electric Utilities				15,968,718

		Energy Equipment & Services – 0.4%

2,500	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB+	2,904,520

		Transportation Infrastructure – 0.1%

300	EUR	Eurogate GmbH	6.750%	N/A (6)	N/R	343,555

		Water Utilities – 0.3%

1,445	GBP	Pennon Group PLC, Reg S	6.750%	N/A (6)	N/R	2,286,127
		Total $1,000 Par (or similar) Institutional Preferred (cost $30,406,360)				29,945,928

Shares		Description (1), (7)				Value

		INVESTMENT COMPANIES – 0.6%

2,024,609		Cityspring Infrastructure Trust				$795,656

820,959		John Laing Infrastructure Fund				1,535,659

1,506,304		Starwood European Real Estate Finance Limited				2,314,999
		Total Investment Companies (cost $4,768,682)				4,646,314
		Total Long-Term Investments (cost $690,776,052)				700,514,774

Nuveen Investments	17

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.0%

	Repurchase Agreements – 1.0%

$6,779	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $6,779,073, collateralized by $6,650,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $6,916,000	0.000%	4/01/15	$6,779,073
	Total Short-Term Investments (cost $6,779,073)			6,779,073
	Total Investments (cost $697,555,125) – 97.9%			707,293,847
	Other Assets Less Liabilities – 2.1% (8)			15,407,316
	Net Assets – 100%			$722,701,163

Investments in Derivatives as of March 31, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
State Street Bank	Australian Dollar	609,212	U.S. Dollar	474,967	4/01/15	$10,961
State Street Bank	Canadian Dollar	31,716	U.S. Dollar	25,182	4/01/15	141
						$11,102

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	Short	(117)	6/15	$(14,064,680)	$(23,766)	$(119,910)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$80,642,348	$78,783,429	$—	$159,425,777
Real Estate Investment Trust Common Stocks	198,407,485	4,955,245	—	203,362,730
Convertible Preferred Securities	27,778,322	1,906,172	—	29,684,494

18	Nuveen Investments

	Level 1	Level 2	Level 3	Total
$25 Par (or similar) Retail Preferred	$137,005,896	$5,635,415	$—	$142,641,311
Corporate Bonds	—	130,808,220	—	130,808,220
$1,000 Par (or similar) Institutional Preferred	—	29,945,928	—	29,945,928
Investment Companies	4,646,314	—	—	4,646,314
Short-Term Investments:
Repurchase Agreements	—	6,779,073	—	6,779,073
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	11,102	—	11,102
Futures Contracts*	(119,910)	—	—	(119,910)
Total	$448,360,455	$258,824,584	$—	$707,185,039
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $699,263,862.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$23,731,886
Depreciation	(15,701,901)
Net unrealized appreciation (depreciation) of investments	$8,029,985

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment categorized as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Perpetual security. Maturity date is not applicable.

(7)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not applicable

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

Nuveen Investments	19

Nuveen Real Estate Securities Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.8%

	COMMON STOCKS – 0.6%

	Capital Markets – 0.1%

60,447	HFF Inc., Class A Shares, (2)	$2,269,180

	Health Care Providers & Services – 0.2%

448,728	Capital Senior Living Corporation, (2), (3)	11,640,004

	Hotels, Restaurants & Leisure – 0.0%

2,008	Extended Stay America Inc.	39,216

42,897	La Quinta Holdings Inc., (2)	1,015,801
	Total Hotels, Restaurants & Leisure	1,055,017

	Real Estate Management & Development – 0.3%

648,535	Forest City Enterprises, Inc., (2)	16,550,614
	Total Common Stocks (cost $20,101,286)	31,514,815

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 98.0%

	Diversified – 6.4%

80,983	American Assets Trust Inc	$3,504,944

756,826	American Realty Capital Properties Inc,	7,454,736

443,562	Armada Hoffler Properties Inc.	4,728,371

5,721,541	Cousins Properties, Inc., (3)	60,648,335

1,538,277	Empire State Realty Trust Inc.	28,934,990

470,962	Investors Real Estate Trust, (3)	3,532,215

1,897,056	Lexington Corporate Properties Trust	18,648,060

1,706,409	Liberty Property Trust	60,918,801

1,255,688	PS Business Parks Inc.	104,272,332

1,865,036	Spirit Realty Capital Inc.	22,529,635

306,012	STORE Capital Corporation	7,145,380

230,181	Washington Real Estate Investment Trust	6,359,901

330,051	WP Carey Inc.	22,443,468
	Total Diversified	351,121,168

	Health Care – 11.4%

1,342,902	Health Care Property Investors Inc.	58,026,795

2,330,074	Health Care REIT, Inc., (3)	180,254,525

493,047	Healthcare Realty Trust, Inc.	13,696,846

1,067,716	Healthcare Trust of America Inc., Class A	29,746,568

337,681	LTC Properties Inc.	15,533,326

20	Nuveen Investments

Shares	Description (1)	Value

	Health Care (continued)

2,048,092	Medical Properties Trust Inc.	$30,188,876

593,311	National Health Investors Inc.	42,131,014

629,230	Omega Healthcare Investors Inc.	25,527,861

9,471,854	Parkway Life Real Estate Investment Trust	16,288,538

1,713,089	Physicians Realty Trust	30,167,497

28,648	Sabra Health Care Real Estate Investment Trust Inc., (3)	949,681

563,304	Senior Housing Properties Trust, (3)	12,499,716

38,901	Universal Health Realty Income Trust	2,188,181

2,285,891	Ventas Inc., (3)	166,915,761
	Total Health Care	624,115,185

	Hotels – 7.8%

194,108	Chatham Lodging Trust	5,708,716

440,596	Chesapeake Lodging Trust	14,905,363

1,228,439	DiamondRock Hospitality Company	17,357,843

10,068,280	Hersha Hospitality Trust	65,141,765

7,639,199	Host Hotels & Resorts Inc.	154,159,036

2,949,912	RLJ Lodging Trust	92,361,745

2,189,271	Strategic Hotels & Resorts Inc., (2)	27,212,639

1,655	Summit Hotel Properties Inc.	23,286

3,152,850	Sunstone Hotel Investors Inc.	52,558,010
	Total Hotels	429,428,403

	Industrial – 6.1%

1,649,436	DCT Industrial Trust Inc.	57,169,452

695,544	First Industrial Realty Trust, Inc.	14,905,508

541,293	Mapletree Logistics Trust, (4)	491,115

3,375,517	Prologis Inc., (3)	147,037,521

1,733,939	Prologis Property Mexico SA de CV	3,114,690

2,235,975	Rexford Industrial Realty Inc.	35,350,765

1,100,614	STAG Industrial Inc.	25,886,441

2,179,911	Terreno Realty Corporation	49,701,971
	Total Industrial	333,657,463

	Mortgage – 0.4%

226,665	Apollo Commercial Real Estate Finance, Inc.	3,894,105

323,843	Blackstone Mortgage Trust Inc, Class A	9,187,426

34,331	Newcastle Investment Corporation, (5)	16,136

427,445	Northstar Realty Finance Corporation, (3)	7,745,303
	Total Mortgage	20,842,970

	Office – 13.8%

663,492	Boston Properties, Inc.	93,207,356

Nuveen Investments	21

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Office (continued)

3,930,280	Brandywine Realty Trust	$62,805,874

1,241,034	Corporate Office Properties	36,461,579

473,325	Digital Realty Trust Inc., (3)	31,220,517

2,330,209	Douglas Emmett Inc.	69,463,530

73,893	Dupont Fabros Technology Inc.	2,414,823

147,077	Easterly Government Properties, Inc., (2)	2,360,586

656,069	Franklin Street Properties Corporation	8,410,805

434,020	Gramercy Property Trust Inc.	12,182,955

671,225	Highwoods Properties, Inc.	30,728,681

127,055	Hudson Pacific Properties Inc.	4,216,955

214,658	Kilroy Realty Corporation	16,350,500

816,498	Mack-Cali Realty Corporation	15,742,081

1,428,194	Paramount Group Inc.	27,564,144

1,606,782	Parkway Properties Inc.	27,877,668

467,402	Piedmont Office Realty Trust, (3)	8,698,351

291,325	QTS Realty Trust Inc., Class A Shares	10,607,143

788,236	SL Green Realty Corporation	101,193,738

1,733,399	Vornado Realty Trust, (3)	194,140,688
	Total Office	755,647,974

	Residential – 14.9%

829,550	American Campus Communities Inc.	35,562,809

988,068	American Homes 4 Rents, Class A	16,352,525

1,061,827	Apartment Investment & Management Company, Class A	41,793,511

1,557,927	AvalonBay Communities, Inc.	271,468,780

978,417	Camden Property Trust	76,443,720

17,607	Education Realty Trust Inc.	622,936

427,118	Equity Lifestyles Properties Inc.	23,470,134

1,901,497	Equity Residential	148,050,556

492,142	Essex Property Trust Inc.	113,143,446

324,297	Home Properties New York, Inc.	22,470,539

458,946	Mid-America Apartment Communities	35,462,757

469,102	Post Properties, Inc.	26,705,977

150,394	Starwood Waypoint Residential Trust	3,887,685
	Total Residential	815,435,375

	Retail – 27.6%

1,460,852	Acadia Realty Trust	50,954,518

4,013	Alexander’s Inc., (3)	1,832,256

2,144,784	Brixmor Property Group Inc.	56,944,015

1,627,622	CBL & Associates Properties Inc.	32,226,916

22	Nuveen Investments

Shares	Description (1)			Value

	Retail (continued)

981,530	Cedar Shopping Centers Inc.			$7,351,660

6,204,318	Developers Diversified Realty Corporation, (3)			115,524,401

1,693,093	Equity One Inc.			45,188,652

879,377	Excel Trust Inc.			12,328,866

485,356	Federal Realty Investment Trust			71,449,257

5,980,419	General Growth Properties Inc., (3)			176,721,381

1,581,757	Inland Real Estate Corporation			16,908,982

2,003,593	Kimco Realty Corporation			53,796,472

1,118,408	Kite Realty Group Trust			31,505,553

862,087	Macerich Company			72,699,797

743,319	National Retail Properties, Inc., (3)			30,453,779

2,149,092	Ramco-Gershenson Properties Trust			39,973,111

358,950	Regency Centers Corporation, (3)			24,422,958

2,476,159	Retail Properties of America Inc.			39,692,829

2,322,007	Simon Property Group, Inc., (3)			454,277,449

2,059,114	Tanger Factory Outlet Centers			72,419,039

200,461	Taubman Centers Inc.			15,461,557

683,741	Urban Edge Properties			16,204,662

1,058,423	Urstadt Biddle Properties Inc.			24,407,234

421,173	Weingarten Realty Trust			15,153,805

829,674	Westfield Corporation, (4)			6,012,739

1,720,311	WP GLIMCHER, Inc.			28,608,772
	Total Retail			1,512,520,660

	Specialized – 9.6%

917,198	American Tower Corporation, REIT			86,354,192

333,007	Corrections Corporation of America			13,406,862

66,633	Crown Castle International Corporation			5,499,888

297,070	Entertainment Properties Trust			17,833,112

364,977	Extra Space Storage Inc., (3)			24,661,496

95,229	Geo Group Inc.			4,165,316

1,628,412	Public Storage, Inc.			321,025,142

534,793	Sovran Self Storage Inc.			50,238,454
	Total Specialized			523,184,462
	Total Real Estate Investment Trust Common Stocks (cost $3,940,559,136)			5,365,953,660

Shares	Description (1)	Coupon	Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1%

	Real Estate Investment Trust – 0.1%

97,367	Summit Hotel Properties Inc., (3)	7.875%	N/R	$2,599,699
	Total $25 Par (or similar) Retail Preferred (cost $2,431,223)			2,599,699

Nuveen Investments	23

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1), (7)	Value

	INVESTMENT COMPANIES – 0.1%

2,167,851	Starwood European Real Estate Finance Limited	$3,331,701
	Total Investment Companies (cost $3,496,534)	3,331,701
	Total Long-Term Investments (cost $3,969,233,726)	5,403,399,875

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.4%

	Money Market Funds – 2.4%

133,373,847	Mount Vernon Securities Lending Prime Portfolio, 0.222%, (8), (9)	$133,373,847
	Total Investments Purchased with Collateral from Securities Lending (cost $133,373,847)	133,373,847

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.9%

50,760,113	First American Treasury Obligations Fund, Class Z, 0.000%, (8)	$50,760,113
	Total Short-Term Investments (cost $50,760,113)	50,760,113
	Total Investments (cost $4,150,722,139) – 102.1%	5,587,533,835
	Other Assets Less Liabilities – (2.1)%	(113,515,921)
	Net Assets – 100%	$5,474,017,914

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$31,514,815	$—	$—	$31,514,815
Real Estate Investment Trust Common Stocks	5,359,433,670	6,503,854	16,136	5,365,953,660
$25 Par (or similar) Retail Preferred	2,599,699	—	—	2,599,699
Investment Companies	3,331,701	—	—	3,331,701
Investments Purchased with Collateral from Securities Lending	133,373,847	—	—	133,373,847
Short-Term Investments:
Money Market Funds	50,760,113	—	—	50,760,113
Total	$5,581,013,845	$6,503,854	$16,136	$5,587,533,835

24	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments was $4,220,728,905.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$1,441,319,299
Depreciation	(74,514,369)
Net unrealized appreciation (depreciation) of investments	$1,366,804,930

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $127,216,932.

(4)	For fair value measurement disclosure purposes, investment categorized as Level 2.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust

Nuveen Investments	25

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015